Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	$ 509,976	¥ 3,510,264	¥ 3,008,422
Accounts receivable, less allowance for doubtful accounts (March 31, 2016: RMB38,261; March 31, 2017: RMB46,858 (US$6,808))	16,349	112,533	124,645
Inventories	4,502	30,987	28,326
Prepaid expenses and other receivables	2,546	17,524	24,412
Total current assets	533,373	3,671,308	3,185,805
Property, plant and equipment, net	80,113	551,434	574,567
Non-current deposits	34,502	237,487	218,379
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2016: RMB62,633; March 31, 2017: RMB70,744 (US$10,278))	19,634	135,148	165,011
Inventories	9,992	68,775	64,322
Intangible assets, net	15,499	106,686	111,307
Available-for-sale equity securities	29,171	200,790	162,734
Other investment	27,477	189,129	189,129
Deferred tax assets	3,219	22,155	16,673
Total assets	752,980	5,182,912	4,687,927
Current liabilities
Bank loan			60,000
Convertible note, net	149,807	1,031,154
Accounts payable	1,607	11,060	13,248
Accrued expenses and other payables	9,467	65,162	61,304
Deferred revenue	47,026	323,690	257,692
Amounts due to related parties	680	4,679	53,255
Income tax payable	1,654	11,383	8,524
Total current liabilities	210,241	1,447,128	454,023
Convertible notes, net			906,222
Non-current deferred revenue	228,030	1,569,579	1,321,239
Other non-current liabilities	43,909	302,233	255,932
Deferred tax liabilities	3,112	21,423	37,086
Total liabilities	485,292	3,340,363	2,974,502
Shareholders' equity of China Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and 73,003,248 shares outstanding as of March 31, 2016 and 2017, respectively	7	50	50
Additional paid-in capital	136,044	936,417	873,654
Treasury stock, at cost (March 31, 2016 and 2017: 136,899 shares, respectively)	(409)	(2,815)	(2,815)
Accumulated other comprehensive income	3,549	24,428	84,779
Retained earnings	127,815	879,775	753,585
Total equity attributable to China Cord Blood Corporation	267,006	1,837,855	1,709,253
Non-controlling interests	682	4,694	4,172
Total equity	267,688	1,842,549	1,713,425
Commitments and contingencies
Total liabilities and equity	$ 752,980	¥ 5,182,912	¥ 4,687,927